Convertible notes payable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Convertible notes payable
Principal amount	¥ 471,335		¥ 448,318
Unamortized debt issuance costs	(7,041)	$ (1,225)	(8,449)
Net carrying amount	464,294		¥ 439,869
Level 3
Convertible notes payable
Fair value	¥ 440,879
Investor Notes
Convertible notes payable
Interest rate	5.00%	5.00%	5.00%